Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Advance to suppliers (in Yuan Renminbi) | ¥	¥ 2,724,906	¥ 54,870
Late fees	0.05%
Late fee charge of social insurance (in Yuan Renminbi) | ¥	¥ 10,700,000	¥ 9,900,000	¥ 9,500,000
Statutory income tax rate	25.00%	25.00%	25.00%
Number of operating segment	1
Bank	¥ 500,000			$ 70,472
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years			15 years
Computer Software, Intangible Asset [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years			10 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization term	48 years 9 months			48 years 9 months
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization term	50 years			50 years
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1			1
Statutory income tax rate	21.00%
State income tax rate	8.25%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.095			7.095
Statutory income tax rate	25.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate	17.00%
Philippines [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory income tax rate	20.00%
Subject to income tax rate	20.00%
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants (in Shares) | shares	10,750,000			10,750,000
Private Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants (in Shares) | shares	6,000,000			6,000,000